Schedule of Income Tax Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	24.90%	6.20%
Nondeductible permanent items	(4.40%)	(0.10%)
Deferred tax rate change
Research and development credit	21.10%	0.30%
Change in valuation allowance	(62.60%)	(27.40%)
Income tax provision	0.00%	0.00%